SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                                    Suite 350
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184

                                                  October 25, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

     Re:   The AllianceBernstein Portfolios
           -   AllianceBernstein Wealth Appreciation Strategy
           -   AllianceBernstein Balanced Wealth Strategy
           -   AllianceBernstein Wealth Preservation Strategy
           -   AllianceBernstein Tax-Managed Wealth Appreciation Strategy
           -   AllianceBernstein Tax-Managed Balanced Wealth Strategy
           - AllianceBernstein Tax-Managed Wealth Preservation Strategy File Nos. 033-12988 and 811-05088

Dear Sir or Madam:

     Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 65 under the Securities Act of 1933 and Amendment No. 67 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of The AllianceBernstein Portfolios - AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy, AllianceBernstein Wealth Preservation Strategy, AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Wealth Preservation Strategy (the "Strategies"). We are making this filing for the purpose of revising the risk/return summary, principal risks disclosure and disclosure responding to
Item 4 of Form N-1A in order to streamline and simplify the disclosure for the Fund's Strategies.

     Disclosure other than that described above contained in the Strategies' prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 65.

     Please direct any comments or questions to Kathleen Clarke or the undersigned at (202) 737-8833.

                                                  Sincerely,

                                                  /s/ Michell Fishman
                                                  ---------------------------
                                                      Michell Fishman

Attachment
cc:   Kathleen Clarke



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